Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2015
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

Note 4: Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

Table 4.1 provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. The majority of interest-earning deposits at December 31, 2015 and 2014, were held at the Federal Reserve.

Table 4.1: Fed Funds Sold and Other Short-Term Investments

(in millions)	Dec 31, 2015	Dec 31, 2014
Federal funds sold and securities purchased under resale agreements	$45,828	36,856
Interest-earning deposits	220,409	219,220
Other short-term investments	3,893	2,353
Total	$270,130	258,429

As part of maintaining our memberships in certain clearing organizations, we are required to stand ready to provide liquidity meant to sustain market clearing activity in the event unforeseen events occur or are deemed likely to occur. This includes commitments we have entered into to purchase securities under resale agreements from a central clearing organization that, at its option, require us to provide funding under such agreements. We do not have any outstanding amounts funded, and the amount of our unfunded contractual commitment was $2.2 billion and $2.6 billion as of December 31, 2015 and 2014, respectively.
We have classified securities purchased under long-term resale agreements (generally one year or more), which totaled $20.1 billion and $14.9 billion at December 31, 2015 and 2014, respectively, in loans. For additional information on the collateral we receive from other entities under resale agreements and securities borrowings, see the “Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending Agreements” section of Note 14 (Guarantees, Pledged Assets and Collateral).